Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
NOTE 11 INTANGIBLE ASSETS

Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	Estimated Life(a)	Amortization Method(b)		Balance
				2015	2014

Goodwill		(c	)	$9,361	$9,389
Merchant processing contracts	8 years/8 years	SL/AC		135	174
Core deposit benefits	22 years/5 years	SL/AC		194	234
Mortgage servicing rights		(c	)	2,512	2,338
Trust relationships	10 years/6 years	SL/AC		75	97
Other identified intangibles	8 years/4 years	SL/AC		434	319
Total				$12,711	$12,551
(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b) Amortization methods:	SL = straight line method
AC = accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Merchant processing contracts	$35	$50	$64
Core deposit benefits	40	38	41
Trust relationships	21	27	34
Other identified intangibles	78	84	84

Total	$174	$199	$223

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2016	$173
2017	162
2018	130
2019	101
2020	78

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2015, 2014 and 2013:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company

Balance at December 31, 2012	$1,605	$3,514	$1,528	$2,496	$–	$9,143
Goodwill acquired	–	–	37	20	–	57
Other(a)	–	–	–	5	–	5

Balance at December 31, 2013	$1,605	$3,514	$1,565	$2,521	$–	$9,205
Goodwill acquired	43	166	8	–	–	217
Other(a)	–	–	(3)	(30)	–	(33)

Balance at December 31, 2014	$1,648	$3,680	$1,570	$2,491	$–	$9,389
Other(a)	(1)	1	(3)	(25)	–	(28)

Balance at December 31, 2015	$1,647	$3,681	$1,567	$2,466	$–	$9,361
(a)	Other changes in goodwill include the effect of foreign exchange translation.